Fair Value Measurements - Reconciliation of derivative liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning	$ 51,859,000	$ 25,767,000
Derivative liabilities at ending	13,453,000	51,859,000
Motive Capital
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning	40,532,280
Derivative liabilities at ending	24,430,400	40,532,280
Motive Capital | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning	21,390,000
Change in fair value	(7,314,000)
Derivative liabilities at ending		21,390,000
Motive Capital | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning	11,449,330
Change in fair value	(3,914,930)
Derivative liabilities at ending		11,449,330
Motive Capital | Forward Purchase Agreement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at beginning	7,692,950
Change in fair value	$ (4,872,950)
Derivative liabilities at ending		$ 7,692,950